CONTRACT FULFILMENT COSTS	12 Months Ended
Mar. 31, 2026
Contract Fulfilment Costs
CONTRACT FULFILMENT COSTS

15.	CONTRACT FULFILMENT COSTS

The Group capitalize costs incurred to fulfil contracts as contract fulfilment costs in consolidated statements of financial position. Contract fulfilment costs were HK$324,521 as of March 31, 2026. (2025: HK$662,929). Contract fulfilment costs are amortized to cost on the construction starting date. The amount of amortization of contract fulfilment costs of HK$662,929 were recognized as “cost of revenue” for the year ended March 31, 2026. (2025:Nil)

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)